Debt Obligation (Detail) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long term debt		$ 4,828,576	$ 4,115,344
Amount due within one year		294,895	408,365
Amounts due beyond one year		4,533,681	3,706,979
TL Revolving Credit Facility
Debt Instrument [Line Items]
Long term debt		$ 1,401,214	$ 1,433,919
Weighted average variable interest rate		1.59%	1.65%
Final Maturity		Sep. 30, 2023
TL 2019 Term Loan
Debt Instrument [Line Items]
Long term debt		$ 142,871	$ 148,131
Weighted average variable interest rate		3.50%	3.50%
Final Maturity		Dec. 31, 2026
TL 2021 Term Loan
Debt Instrument [Line Items]
Long term debt		$ 67,746
Weighted average variable interest rate		2.65%	0.00%
Final Maturity		Feb. 29, 2028
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Long term debt	[1]	$ 670,028	$ 646,551
Weighted average variable interest rate	[1]	1.91%	1.91%
Final Maturity	[1]	Jul. 31, 2026
TMCL VI Term Loan
Debt Instrument [Line Items]
Long term debt		$ 211,248	$ 223,630
Weighted average variable interest rate		4.29%	4.29%
Final Maturity		Feb. 28, 2038
TMCL VII 2019-1 Bonds
Debt Instrument [Line Items]
Long term debt			$ 300,305
Fixed interest rate			4.02%
Final Maturity		Apr. 30, 2044
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 406,862	$ 429,600
Fixed interest rate		3.07%	3.07%
Final Maturity		Aug. 31, 2045
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Long term debt		$ 559,377	$ 587,183
Fixed interest rate		2.26%	2.26%
Final Maturity		Sep. 30, 2045
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Long term debt		$ 204,294	$ 214,168
Fixed interest rate		2.15%	2.15%
Final Maturity		Sep. 30, 2045
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Long term debt		$ 529,438
Fixed interest rate		1.72%	0.00%
Final Maturity		Feb. 28, 2046
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
Long term debt		$ 635,498
Fixed interest rate		2.27%	0.00%
Final Maturity		Apr. 30, 2046
TAP Funding Revolving Credit Facility
Debt Instrument [Line Items]
Long term debt			$ 131,857
Weighted average variable interest rate			2.11%
Final Maturity		Dec. 31, 2021

[1]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.